Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Acquisitions Table
The following table presents the acquisitions completed by the Partnership during the years ended December 31, 2015, 2014 and 2013, and identifies the funding sources for such acquisitions:

thousands except unit and percent amounts	Acquisition Date	Percentage Acquired	Deferred Purchase Price Obligation - Anadarko	Borrowings	Cash On Hand	Common Units Issued to Anadarko	Class C Units Issued to Anadarko
Non-Operated Marcellus Interest (1)	03/01/2013	33.75%	$—	$250,000	$215,500	449,129	—
Anadarko-Operated Marcellus Interest (2)	03/08/2013	33.75%	—	133,500	—	—	—
Mont Belvieu JV (3)	06/05/2013	25%	—	—	78,129	—	—
OTTCO (4)	09/03/2013	100%	—	27,500	—	—	—
TEFR Interests (5)	03/03/2014	Various (5)	—	350,000	6,250	308,490	—
DBM (6)	11/25/2014	100%	—	475,000	298,327	—	10,913,853
DBJV system (7)	03/02/2015	50%	174,276	—	—	—	—

(1)
The Partnership acquired Anadarko’s 33.75% interest (non-operated) (the “Non-Operated Marcellus Interest”) in the Liberty and Rome gas gathering systems (the “Non-Operated Marcellus Interest systems”), serving production from the Marcellus shale in North-central Pennsylvania. In connection with the issuance of the common units, the Partnership’s general partner purchased 9,166 general partner units for consideration of $0.5 million.

(2)
The Partnership acquired a 33.75% interest (the “Anadarko-Operated Marcellus Interest”) in each of the Larry’s Creek, Seely and Warrensville gas gathering systems (the “Anadarko-Operated Marcellus Interest systems”), which are operated by Anadarko and serve production from the Marcellus shale in North-central Pennsylvania, from a third party. During the third quarter of 2013, the Partnership recorded a $1.1 million decrease in the assets acquired and liabilities assumed in the acquisition, representing the final purchase price allocation.

(3)
The Partnership acquired a 25% interest in the Mont Belvieu JV, an entity formed to design, construct, and own two fractionation trains located in Mont Belvieu, Texas, from a third party. The interest acquired is accounted for under the equity method of accounting.

(4)
The Partnership acquired Overland Trail Transmission, LLC (“OTTCO”), a Delaware limited liability company, from a third party. OTTCO owns and operates an intrastate pipeline that connects the Partnership’s Red Desert and Granger complexes in southwestern Wyoming.

(5)
The Partnership acquired a 20% interest in each of TEG and TEP and a 33.33% interest in FRP from Anadarko. These assets gather and transport NGLs primarily from the Anadarko and Denver-Julesburg (“DJ”) Basins. The interests in these entities are accounted for under the equity method of accounting. In connection with the issuance of the common units, the Partnership issued 6,296 general partner units to the general partner in exchange for the general partner’s proportionate capital contribution of $0.4 million.

(6)
The Partnership acquired Nuevo Midstream, LLC (“Nuevo”) from a third party. Following the acquisition, the Partnership changed the name of Nuevo to Delaware Basin Midstream, LLC (“DBM”). The assets acquired include cryogenic processing plants, a gas gathering system, and related facilities and equipment, which are collectively referred to as the “DBM complex” and serve production from Reeves, Loving and Culberson Counties, Texas and Eddy and Lea Counties, New Mexico. See DBM acquisition below for further information, including the final allocation of the purchase price.

(7)
The Partnership acquired Anadarko’s interest in Delaware Basin JV Gathering LLC (“DBJV”), which owns a 50% interest in a gathering system and related facilities (the “DBJV system”). The DBJV system is located in the Delaware Basin in Loving, Ward, Winkler and Reeves Counties, Texas. The Partnership will make a cash payment on March 31, 2020, to Anadarko as consideration for the acquisition of DBJV. The Partnership currently estimates the future payment will be $282.8 million, the net present value of which was $174.3 million as of the acquisition date. See DBJV acquisition—Deferred purchase price obligation - Anadarko below.

Impact to Historical Consolidated Statements of Income Table
The following table presents the impact of the DBJV and Springfield systems on revenues and other, equity income, net and net income (loss) as presented in the Partnership’s historical consolidated statements of income:

	Year Ended December 31, 2015
thousands	Partnership Historical	DBJV System (1)	Springfield	Springfield Eliminations	Combined
Revenues and other	$1,561,372	$—	$190,766	$(66)	$1,752,072
Equity income, net	71,251	—	—	—	71,251
Net income (loss)	(63,437)	—	77,644	—	14,207

	Year Ended December 31, 2014
thousands	Partnership Historical (2)	DBJV System	Springfield	Springfield Eliminations	Combined
Revenues and other	$1,320,756	$62,112	$150,576	$(67)	$1,533,377
Equity income, net	57,836	—	—	—	57,836
Net income (loss)	390,558	17,309	48,801	—	456,668

	Year Ended December 31, 2013
thousands	Partnership Historical (2)	DBJV System	Springfield	Springfield Eliminations	Combined
Revenues and other	$1,052,937	$32,545	$114,647	$(69)	$1,200,060
Equity income, net	22,948	—	—	—	22,948
Net income (loss)	285,443	4,096	(1,295)	—	288,244

(1)
The financial results for the DBJV system for the year ended December 31, 2015 are reflected in the Partnership’s historical financial statements as filed in the Partnership’s 2015 Form 10-K with the SEC on February 25, 2016.

(2)	See Adjustments to previously issued financial statements in Note 1.

Purchase Price Allocation Table
The following is the final allocation of the purchase price as of December 31, 2015, including $3.5 million of post-closing purchase price adjustments, to the assets acquired and liabilities assumed in the DBM acquisition as of the acquisition date:

thousands
Current assets	$60,888
Property, plant and equipment	467,171
Goodwill	284,749
Other intangible assets	811,048
Accounts payables	(18,621)
Accrued liabilities	(37,360)
Deferred income taxes	(1,342)
Asset retirement obligations and other	(9,060)
Total purchase price	$1,557,473

Pro Forma Condensed Financial Information Table
The following table presents pro forma condensed financial information of the Partnership as if the DBM acquisition had occurred on January 1, 2013:

	Year Ended December 31,
thousands except per-unit amounts	2014	2013
Revenues and other	$1,656,644	$1,277,327
Net income (loss)	398,530	242,183
Net income (loss) attributable to Western Gas Partners, LP	384,505	231,367
Net income (loss) per common unit – basic and diluted	1.34	1.12